Financial Instruments and Risk Management (Fair Value of Financial Instruments) (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Carrying amount [Member]
Disclosure of financial instruments [Line Items]
Loans bearing fixed interest	[1]	$ 271	$ 293
Debentures bearing fixed interest		1,799	1,775
Carrying amount [Member] | Marketable [Member]
Disclosure of financial instruments [Line Items]
Debentures bearing fixed interest	[2]	1,247	1,201
Carrying amount [Member] | Non marketable [Member]
Disclosure of financial instruments [Line Items]
Debentures bearing fixed interest	[3]	281	281
Fair value [Member]
Disclosure of financial instruments [Line Items]
Loans bearing fixed interest	[1]	279	306
Debentures bearing fixed interest		1,858	1,790
Fair value [Member] | Marketable [Member]
Disclosure of financial instruments [Line Items]
Debentures bearing fixed interest	[2]	1,291	1,201
Fair value [Member] | Non marketable [Member]
Disclosure of financial instruments [Line Items]
Debentures bearing fixed interest	[3]	$ 288	$ 283

[1]	The fair value of the shekel, euro, dollar and yuan loans issued bearing fixed interest is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the market interest rates on the measurement date for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as at December 31, 2017 for the shekel, euro and yuan loans was 2.4%, 1.7%, 6.1% and 5.6% respectively (December 31, 2016 for the shekel, euro, dollar and yuan loans – 3.3%, 2.3% and 4.2% and 5.6%, respectively).
[2]	The fair value of the marketable debentures is based on the quoted stock exchange price and is classified as Level 1 in the fair value hierarchy.
[3]	The fair value of the non marketable debentures is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the Libor rate customary in the market for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as at December 31, 2017 was 4.57% (December 31, 2016 – 4.98%).